Consolidated Balance Sheets Quarterly (Unaudited) (Parenthetical)	Aug. 31, 2021 $ / shares shares
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.001
Preferred Stock, Shares Authorized	10,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001
Common Stock, Shares Authorized	1,000,000,000
Common Stock, Shares, Issued	226,589,735
Common Stock, Shares, Outstanding	226,589,735
Preferred Class A [Member]
Preferred Stock, Shares Issued	100,000
Preferred Stock, Shares Outstanding	100,000
Preferred Class B [Member]
Preferred Stock, Shares Issued	20,000
Preferred Stock, Shares Outstanding	20,000
[custom:PreferredStockSharesOustanding-0]	20,000
Preferred Class C [Member]
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0
Preferred Class D [Member]
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0